OTHER GAINS AND CHARGES	12 Months Ended
Jun. 24, 2015
Disclosure Other Gains And Charges [Abstract]
OTHER GAINS AND CHARGES
OTHER GAINS AND CHARGES
Other gains and charges consist of the following (in thousands):

	2015	2014	2013
Litigation	$(2,753)	$39,500	$0
Restaurant impairment charges	2,255	4,502	5,276
Restaurant closure charges	1,736	3,413	3,637
Severance and other benefits	1,182	2,140	2,235
Acquisition costs	1,100	0	0
Loss (gain) on the sale of assets, net	1,093	(608)	(11,228)
Impairment of franchise rights	440	0	0
Impairment of liquor licenses	205	0	170
Loss on extinguishment of debt	0	0	15,768
Other	(494)	277	1,442
	$4,764	$49,224	$17,300

During fiscal 2015, we were a plaintiff in the antitrust litigation against Visa and MasterCard styled as Progressive Casualty Insurance Co., et al. v. Visa, Inc., et al.  A settlement agreement was fully executed by all parties in January 2015 and we recognized a gain of approximately $8.6 million.
During fiscal 2015, the class action lawsuit styled as Hohnbaum, et al. v. Brinker Restaurant Corp., et al. ("Hohnbaum case") was finalized resulting in an additional charge of approximately $5.8 million to adjust our previous estimate of the final settlement amount. See Note 14 for additional disclosures.
We recorded restaurant impairment charges of $2.3 million related to underperforming restaurants that either continue to operate or are scheduled to close. We also recorded restaurant closure charges of $1.7 million primarily related to lease termination charges and a $1.1 million loss primarily related to the sale of two company owned restaurants located in Mexico. Furthermore, we incurred $1.2 million in severance other benefits related to organizational changes made during the fiscal year. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. We also incurred expenses of approximately $1.1 million during fiscal 2015 related to the acquisition of a franchisee which owns 103 Chili's restaurants subsequent to the end of the year. See Note 16 for additional disclosures.
Other gains and charges in fiscal 2014 includes charges of approximately $39.5 million related to various litigation matters including the Hohnbaum case.  See Note 14 for additional disclosures.
During fiscal 2014, we recorded restaurant impairment charges of $4.5 million related to underperforming restaurants that either continue to operate or are scheduled to close. We also recorded $3.4 million of restaurant closure charges consisting primarily of lease termination charges and other costs associated with closed restaurants. Additionally, we incurred $2.1 million in severance and other benefits related to organizational changes made during the fiscal year. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. Furthermore, a $0.6 million gain was recorded primarily related to land sales.
In June 2013, we redeemed the 5.75% notes due May 2014, resulting in a charge of $15.8 million representing the remaining interest payments and unamortized debt issuance costs and discount.
During fiscal 2013, we recorded restaurant impairment charges of $5.3 million primarily related to the impairment of the company-owned restaurant in Brazil which subsequently closed in fiscal 2014. We also recorded $3.6 million of restaurant closure charges, consisting primarily of $2.3 million of lease termination charges and $0.9 million related to the write-down of land associated with a closed facility. Additionally, we incurred $2.2 million in severance and other benefits related to organizational changes. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. In fiscal 2013, we also recognized gains of $11.2 million on the sale of assets, consisting of an $8.3 million gain on the sale of our remaining interest in Macaroni Grill and net gains of $2.9 million related to land sales.
The restaurant, liquor license and reacquired franchise rights impairment charges were measured as the excess of the carrying amount over the fair value. See Note 10 for fair value disclosures related to these impairment charges.